Average Annual Total Returns{- Fidelity High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-13 - Fidelity High Income Fund	Fidelity Advisor High Income Fund Class A Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class A Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class A After Taxes on Distributions Past 1 year	Fidelity Advisor High Income Fund Class A After Taxes on Distributions Since Inception		Fidelity Advisor High Income Fund Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor High Income Fund Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor High Income Fund Class M Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class M Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class C Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class C Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class I Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class I Return Before Taxes Since Inception		Fidelity Advisor High Income Fund Class Z Return Before Taxes Past 1 year	Fidelity Advisor High Income Fund Class Z Return Before Taxes Since Inception		ML040 Past 1 year	ML040 Since Inception
Total	(2.05%)	4.03%	[1]	(3.87%)	1.94%	[1]	(1.28%)	2.16%	[1]	(2.06%)	4.01%	[1]	0.27%	5.34%	[1]	2.29%	6.34%	[1]	2.39%	6.46%	[1]	6.07%	8.45%	[1]

[1]	(a)From December 4, 2018